Borrowings - Fair value of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Fair value of borrowings	$ 1,096,063	$ 1,167,139
Total fair value of borrowings	$ 1,096,063	$ 1,167,139